Note 21 - Income Taxes (Details) - Components of the Income Tax Expense: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Canadian income tax expense (recovery)
Current	$ 5,606	$ (5,211)	$ 12,851
Deferred	(19,572)	38,137	3,666
Foreign income tax (recovery) expense
Current	(23)	(533)	605
Deferred	(1,586)
Income tax (recovery) expense	$ (15,575)	$ 32,393	$ 17,122